Tweedy, Browne International Insider + Value ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Australia - 0.7%
New Hope Corp. Ltd.	116,103	$ 487,344

Belgium - 3.0%
Colruyt Group N.V	10,736	415,495
Umicore SA	30,566	901,286
X-Fab Silicon Foundries SE (a)(b)	64,510	809,629
		2,126,410

Bermuda - 0.6%
Conduit Holdings Ltd.	73,016	434,619

Canada - 14.2%
Atco Ltd. - Class I	15,987	788,769
Bank of Nova Scotia	9,499	762,180
Cenovus Energy, Inc.	27,461	758,108
Lululemon Athletica, Inc. (a)	3,480	456,506
Mullen Group Ltd.	49,711	786,059
National Bank of Canada	6,255	913,489
Nutrien Ltd.	8,485	581,053
Paramount Resources Ltd. - Class A	19,061	417,126
Parex Resources, Inc.	28,579	498,549
Peyto Exploration & Development Corp.	53,661	966,455
Power Corp. of Canada	15,870	959,233
Stella-Jones, Inc.	9,550	535,809
Tourmaline Oil Corp.	8,076	369,165
Whitecap Resources, Inc.	63,620	730,962
Winpak Ltd.	14,923	444,556
		9,968,019

Denmark - 0.8%
Pandora AS	6,338	594,458

Finland - 0.6%
Kemira Oyj	19,279	401,168

France - 6.4%
Bouygues SA	12,632	743,475
Coface SA	30,303	528,413
Metropole Television SA	37,726	508,681
Pernod Ricard SA	5,788	428,155
Sodexo SA	7,590	417,860
Sopra Steria Group	1,857	322,734
Teleperformance SE	2,952	217,060
Television Francaise 1 SA	67,539	540,413
Verallia SA (b)	12,115	283,466
Vicat SACA	6,715	495,789
		4,486,046

Germany - 8.5%
Bayer AG	8,988	382,965
Beiersdorf AG	5,770	465,590

Brenntag SE	5,570	367,331
Daimler Truck Holding AG	9,461	465,138
Deutsche Lufthansa AG	45,831	458,663
Deutsche Post AG	13,940	832,491
Douglas AG (a)	23,727	244,371
HUGO BOSS AG	12,628	525,835
Mercedes-Benz Group AG	6,060	368,898
Puma SE (a)	16,179	548,585
SAF-Holland SE (a)	39,993	972,606
Stabilus SE	14,395	319,352
		5,951,825

Hong Kong - 0.9%
Prudential PLC	44,263	638,707

Hungary - 0.9%
MOL Hungarian Oil & Gas PLC	50,867	646,077

Italy - 5.8%
BFF Bank SpA (a)(b)	44,253	145,352
Brembo NV	52,142	709,750
Buzzi SpA	8,416	456,463
Cementir Holding NV	26,913	459,568
MFE-MediaForEurope NV	93,485	409,775
Piaggio & C SpA	168,835	341,672
Pirelli & C SpA (b)	87,555	644,403
Sanlorenzo SpA	14,048	608,232
Zignago Vetro SpA	34,853	300,422
		4,075,637

Luxembourg - 1.4%
Befesa SA (b)	22,599	975,299

Netherlands - 0.7%
Fugro NV	34,939	462,137

Norway - 1.1%
DNB Bank ASA	24,870	773,014

Philippines - 2.0%
Bank of the Philippine Islands	358,020	545,770
Metropolitan Bank & Trust Co.	501,610	517,103
Semirara Mining & Power Corp.	834,800	352,365
		1,415,238

Portugal - 0.7%
Altri SGPS SA	83,444	482,265

Singapore - 5.5%
First Resources Ltd.	359,000	745,426
Hafnia Ltd.	95,275	728,854
UMS Integration Ltd.	658,127	1,443,883
United Overseas Bank Ltd.	19,671	579,533
Wilmar International Ltd.	132,290	372,122
		3,869,818

South Korea - 8.4%
DB Insurance Co. Ltd.	4,158	394,831
Hana Financial Group, Inc.	6,124	467,732
Hyundai Glovis Co. Ltd.	3,514	565,458
Innocean Worldwide, Inc.	22,470	297,463
KB Financial Group, Inc. - ADR	4,133	419,252
Krafton, Inc.	3,064	523,543
KT Corp. - ADR	42,622	759,524
KT&G Corp.	3,442	421,856
LG Electronics, Inc.	2,129	413,933
LG Uplus Corp.	34,839	372,895
Samsung Electronics Co. Ltd.	15	3,155
Samsung Electronics Co. Ltd. - GDR	231	1,232,385
		5,872,027

Spain - 8.5%
Acciona SA	3,055	879,434
Acerinox SA	42,522	786,122
Banco Santander SA	103,950	1,300,739
Bankinter SA	58,714	990,620
Gestamp Automocion SA (b)	197,812	752,172
Repsol SA	30,977	796,339
Vidrala SA	5,362	480,950
		5,986,376

Sweden - 5.6%
Betsson AB	42,781	408,901
Billerud Aktiebolag	52,184	346,458
Intrum AB (a)	55,947	122,157
Norion Bank AB (a)	113,023	709,982
SKF AB - Class B	20,596	541,830
Svenska Handelsbanken AB - Class A	49,351	729,326
Volvo AB - Class B	21,457	756,437
Volvo Car AB (a)	133,863	346,651
		3,961,742

United Kingdom - 21.5%
B&M European Value Retail PLC	216,161	497,785
Berkeley Group Holdings PLC (a)	8,432	391,077
Breedon Group PLC	102,478	391,110
British American Tobacco PLC	13,619	842,017
Bunzl PLC	18,473	585,615
Burberry Group PLC (a)	64,412	1,022,702
CNH Industrial NV	46,026	469,926
Computacenter PLC	14,407	863,768
Domino's Pizza Group PLC	195,840	491,077
GSK PLC	24,263	614,776
Hilton Food Group PLC	74,504	516,218
IG Group Holdings PLC	47,680	1,152,575
Inchcape PLC	44,673	508,660
Johnson Matthey PLC	27,396	782,153
OSB Group PLC	110,549	768,942
Pets at Home Group PLC	163,966	424,400
Rightmove PLC	79,354	448,514
Shell PLC	14,275	599,406
TORM PLC - Class A	23,514	640,521
Vistry Group PLC (a)	105,434	396,144
Vodafone Group PLC	562,252	843,499
Watches of Switzerland Group PLC (a)(b)	81,192	789,440

WPP PLC	139,414		528,886
YouGov PLC	201,086		577,889
			15,147,100
TOTAL COMMON STOCKS (Cost $64,231,127)			68,755,326

TOTAL INVESTMENTS - 97.8% (Cost $64,231,127)			68,755,326
Other Assets in Excess of Liabilities - 2.2%		0.02243	1,577,562
TOTAL NET ASSETS - 100.0%			$ 70,332,888

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $4,399,761 or 6.3% of the Fund’s net assets.

Tweedy, Browne International Insider + Value ETF
Schedule of Forward Currency Contracts
May 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Northern Trust Securities, Inc.	06/30/2026	AUD	249,443	USD	177,417	$ 1,757
Northern Trust Securities, Inc.	07/31/2026	AUD	249,443	USD	177,300	1,751
Northern Trust Securities, Inc.	06/30/2026	HUF	3,989,830	USD	12,859	267
Northern Trust Securities, Inc.	07/31/2026	HUF	3,989,830	USD	12,844	266
Northern Trust Securities, Inc.	08/31/2026	HUF	3,989,830	USD	12,829	267
Northern Trust Securities, Inc.	06/30/2026	NOK	122,252	USD	13,116	99
Northern Trust Securities, Inc.	07/31/2026	NOK	122,251	USD	13,109	98
Northern Trust Securities, Inc.	08/31/2026	NOK	154	USD	17	0
Northern Trust Securities, Inc.	06/30/2026	SEK	1,409,959	USD	150,731	2,231
Northern Trust Securities, Inc.	07/31/2026	SEK	1,409,959	USD	150,972	2,251
Northern Trust Securities, Inc.	06/30/2026	SGD	158,782	USD	124,544	155
Northern Trust Securities, Inc.	07/31/2026	SGD	158,782	USD	124,804	173
Northern Trust Securities, Inc.	08/31/2026	SGD	18,551	USD	14,588	46
Northern Trust Securities, Inc.	06/30/2026	USD	2,481,466	CAD	3,402,982	9,647
Northern Trust Securities, Inc.	07/31/2026	USD	3,302,422	CAD	4,502,223	27,520
Northern Trust Securities, Inc.	06/30/2026	USD	70,756	DKK	451,253	212
Northern Trust Securities, Inc.	07/31/2026	USD	166,353	DKK	1,055,994	985
Northern Trust Securities, Inc.	07/31/2026	USD	34,754	DKK	220,815	175
Northern Trust Securities, Inc.	07/31/2026	USD	8,279,570	EUR	7,041,985	43,301
Northern Trust Securities, Inc.	07/31/2026	USD	5,045,101	GBP	3,736,273	14,116
Northern Trust Securities, Inc.	06/30/2026	USD	190,574	SEK	1,744,184	1,353
Northern Trust Securities, Inc.	07/31/2026	USD	1,454,335	SEK	13,342,391	4,383
Northern Trust Securities, Inc.	06/30/2026	USD	678,376	SGD	862,852	737
Northern Trust Securities, Inc.	07/31/2026	USD	237,040	SGD	300,329	652
Northern Trust Securities, Inc.	07/31/2026	USD	957,659	SGD	1,213,877	2,221
Northern Trust Securities, Inc.	06/30/2026	DKK	120,741	USD	18,964	(89)

Northern Trust Securities, Inc.	07/31/2026	DKK	120,741	USD	18,995	(87)
Northern Trust Securities, Inc.	06/30/2026	EUR	137,592	USD	161,625	(914)
Northern Trust Securities, Inc.	07/31/2026	EUR	137,592	USD	161,837	(911)
Northern Trust Securities, Inc.	06/30/2026	GBP	18,314	USD	24,734	(73)
Northern Trust Securities, Inc.	07/31/2026	GBP	18,314	USD	24,729	(69)
Northern Trust Securities, Inc.	06/30/2026	USD	320,173	AUD	460,123	(10,330)
Northern Trust Securities, Inc.	07/31/2026	USD	328,954	AUD	460,123	(1,325)
Northern Trust Securities, Inc.	08/31/2026	USD	150,055	AUD	210,680	(1,071)
Northern Trust Securities, Inc.	06/30/2026	USD	798,189	CAD	1,099,241	(265)
Northern Trust Securities, Inc.	08/31/2026	USD	3,278,300	CAD	4,502,223	(638)
Northern Trust Securities, Inc.	06/30/2026	USD	128,593	DKK	825,557	(466)
Northern Trust Securities, Inc.	08/31/2026	USD	180,279	DKK	1,156,069	(1,046)
Northern Trust Securities, Inc.	06/30/2026	USD	8,191,313	EUR	7,041,985	(33,954)
Northern Trust Securities, Inc.	08/31/2026	USD	8,035,964	EUR	6,904,394	(49,372)
Northern Trust Securities, Inc.	06/30/2026	USD	4,983,691	GBP	3,736,273	(47,660)
Northern Trust Securities, Inc.	08/28/2026	USD	4,984,664	GBP	3,717,960	(21,178)
Northern Trust Securities, Inc.	06/30/2026	USD	212,258	HUF	71,672,604	(23,547)
Northern Trust Securities, Inc.	07/31/2026	USD	228,933	HUF	71,672,604	(6,578)
Northern Trust Securities, Inc.	08/31/2026	USD	230,299	HUF	71,672,604	(4,948)
Northern Trust Securities, Inc.	06/30/2026	USD	259,531	NOK	2,519,588	(12,819)
Northern Trust Securities, Inc.	07/31/2026	USD	270,068	NOK	2,519,588	(2,129)
Northern Trust Securities, Inc.	08/31/2026	USD	258,860	NOK	2,397,491	(3)
Northern Trust Securities, Inc.	06/30/2026	USD	1,248,605	SEK	11,598,207	(9,646)
Northern Trust Securities, Inc.	08/31/2026	USD	1,279,670	SEK	11,932,433	(19,148)
Northern Trust Securities, Inc.	06/30/2026	USD	511,296	SGD	651,354	(244)
Northern Trust Securities, Inc.	08/31/2026	USD	1,080,754	SGD	1,373,975	(3,109)
Net Unrealized Appreciation (Depreciation)						$ (136,956)

AUD - Australian Dollars
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Tweedy, Browne International Insider + Value ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 68,755,326	$ –	$ –	$ 68,755,326
Total Investments	$ 68,755,326	$ –	$ –	$ 68,755,326

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 114,663	$ –	$ 114,663
Total Other Financial Instruments	$ –	$ 114,663	$ –	$ 114,663

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$ –	$ (251,619)	$ –	$ (251,619)
Total Other Financial Instruments	$ –	$ (251,619)	$ –	$ (251,619)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.